Note 12 - Equity - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Outstanding Options (in shares)	134,333
Outstanding Options, exercise price (in dollars per share)	$ 20.77
Outstanding Options, weighted average contractual term (Year)	3 years 11 months 19 days	6 years 2 months 4 days
Outstanding Options, intrinsic value	$ 0
Granted, options (in shares)	335,728
Granted, exercise price (in dollars per share)	$ 5.18
Forfeited or expired, options (in shares)	(113,522)
Options expired, exercise price (in dollars per share)	$ 82.25
Outstanding Options (in shares)	470,061	134,333
Outstanding Options, exercise price (in dollars per share)	$ 9.64	$ 20.77
Non-Vested Options, number (in shares)	90,988
Non-Vested Options, weighted average grant date fair value (in dollars per share)	$ 4.77
Options granted, weighted average grant date fair value (in dollars per share)	$ 4.77
Options vested, number (in shares)	(220,289)
Options vested, weighted average grant date fair value (in dollars per share)	$ 4.97
Non-Vested Options, number (in shares)	206,427	90,988
Non-Vested Options, weighted average grant date fair value (in dollars per share)	$ 4.56	$ 4.77
The Merger [Member]
Granted, options (in shares)	113,522
Granted, exercise price (in dollars per share)	$ 82.25